Shareholder Report, Line Graph (Details) 191807_NEOS Enhanced Income Aggregate Bond ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended	40 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2025
NEOS Enhanced Income Aggregate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name				NEOS Enhanced Income Aggregate Bond ETF NAV
Accumulated Value	$ 10,602	$ 10,411	$ 9,748	$ 11,444	$ 10,000
Bloomberg US Aggregate Bond Index_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,375	$ 10,247	$ 9,710	$ 11,133	$ 10,000